advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of advance billings and customer deposits
Contract liabilities at beginning of period	$ 870	$ 806
Revenue deferred in previous period and recognized in current period	(630)	(593)
Net additions arising from operations	623	637
Additions arising from business acquisitions	51	20
Contract liabilities at end of period	914	870
Current	826	780
Non-current
Deferred revenues	82	82
Deferred customer activation and connection fees	$ 6	$ 8